Emissions schemes and related environmental programmes (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Cost Environmental Schemes and Related Environmental Plans

Cost of emission schemes and related environmental programmes recognised in the Consolidated Statement of Income

	$ million
	2023	2022	2021
ETS and related schemes	493	493	331
Biofuels [A]	2,581	2,918	2,609
Renewable power	552	594	455
Total	3,626	4,005	3,395
[A]Represents the cost of biofuel certificates required for compliance purposes over and above those generated from self-blending activities.

Summary of Emission Schemes and Related Environmental Plans

Purchased environmental certificates (presented under Other intangible assets, see Note 10) [A]

	$ million
	ETS and related schemes	Biofuels	Renewable power	Total
At January 1, 2023	440	1,601	160	2,201
Additions	396	2,955	486	3,837
Settlements	(413)	(2,783)	(451)	(3,647)
Other movements	18	32	(50)	—
At December 31, 2023	441	1,805	145	2,391
At January 1, 2022	284	2,362	101	2,747
Additions	385	1,485	468	2,338
Settlements	(256)	(2,142)	(398)	(2,796)
Other movements	27	(104)	(11)	(88)
At December 31, 2022	440	1,601	160	2,201
[A]Relates to environmental certificates held for compliance purposes.

Summary of Obligations

	$ million
	ETS and related schemes		Biofuels	Renewable power	Total
At January 1, 2023
Current	(458)		(3,424)	(350)	(4,232)
Non-current	—		(422)	(56)	(478)
	(458)		(3,846)	(406)	(4,710)
Additions	(1,244)		(2,593)	(597)	(4,434)
Additions covered by government grants	762	[A]			762
Settlements	479		3,386	492	4,357
Other movements	(37)		(64)	80	(21)
	(40)		729	(25)	664

At December 31, 2023
Current	(498)		(3,012)	(343)	(3,853)
Non-current	—		(105)	(88)	(193)
	(498)		(3,117)	(431)	(4,046)
At January 1, 2022
Current	(270)		(3,262)	(273)	(3,805)
Non-current	—		(182)	(29)	(211)
	(270)		(3,444)	(302)	(4,016)
Additions	(1,237)		(2,916)	(637)	(4,790)
Additions covered by government grants	776	[A]			776
Settlements	292		2,456	499	3,247
Other movements	(19)		58	34	73
	(188)		(402)	(104)	(694)

At December 31, 2022
Current	(458)		(3,424)	(350)	(4,232)
Non-current	—		(422)	(56)	(478)
	(458)		(3,846)	(406)	(4,710)
[A]Emission certificates that were allocated free of charge at an equivalent fair value at grant date.